PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	December 31, 2019	December 31, 2018
Office equipment and furniture	$27,941	$27,848
Electronic equipment	87,176	70,964
Transportation vehicles	218,147	221,014
Leasehold improvement	46,128	78,127
Subtotal	379,392	397,953
Less: accumulated depreciation	(301,610)	(296,748)
Property and equipment, net	$77,782	$101,205

Depreciation expense was $40,038, $45,347 and $46,649 for the years ended December 31, 2019, 2018 and 2017, respectively. During the year ended December 31, 2019, the Company disposed $31,251 fully depreciated office leasehold improvement upon lease expiration. No gain or loss recognized from such disposal.